Movement in Working Capital and Provisions for Liabilities - Summary of Movement in Working Capital and Provisions for Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	€ 1,148	€ 677	€ 794
Effect of adopting IFRS 16	15
Reclassified from held for sale		294
Translation adjustment	34	28	(84)
Arising on acquisition (note 32)	45	265	45
Disposals	(679)	(499)	(29)
- arising on acquisitions during year (note 32)	(18)	(103)	(45)
- paid during year	48	55	53
Deferred proceeds arising on disposals during year	269	10	3
Interest accruals and discount unwinding	(34)	(42)	(23)
Additions to leased mineral reserves	(86)
Reclassification			48
Increase/(decrease) in working capital and provisions for liabilities	64	463	209
Reclassified as held for sale			(294)
Ending balance	806	1,148	677
Inventories [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	3,061	2,715	2,939
Reclassified from held for sale		266
Translation adjustment	64	52	(218)
Arising on acquisition (note 32)	58	255	114
Disposals	(520)	(405)	(34)
Reclassification			(3)
Increase/(decrease) in working capital and provisions for liabilities	79	178	183
Reclassified as held for sale			(266)
Ending balance	2,742	3,061	2,715
Trade and other receivables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	4,255	3,786	4,191
Effect of adopting IFRS 16	3
Reclassified from held for sale		334
Translation adjustment	94	57	(286)
Arising on acquisition (note 32)	66	318	129
Disposals	(669)	(390)	(16)
Deferred proceeds arising on disposals during year	269	10	3
Interest accruals and discount unwinding	(11)		1
Reclassification			(14)
Increase/(decrease) in working capital and provisions for liabilities	77	140	112
Reclassified as held for sale			(334)
Ending balance	4,084	4,255	3,786
Trade and other payables [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(5,081)	(4,760)	(5,276)
Effect of adopting IFRS 16	11
Reclassified from held for sale		(306)
Translation adjustment	(107)	(71)	348
Arising on acquisition (note 32)	(73)	(224)	(149)
Disposals	510	293	20
- arising on acquisitions during year (note 32)	(18)	(103)	(45)
- paid during year	48	55	53
Interest accruals and discount unwinding	(1)	(21)
Additions to leased mineral reserves	(86)
Reclassification			65
Increase/(decrease) in working capital and provisions for liabilities	(64)	56	(82)
Reclassified as held for sale			306
Ending balance	(4,861)	(5,081)	(4,760)
Provisions for liabilities [member]
Disclosure of Movement in Working Capital and Provisions for Liabilities [Line Items]
Beginning balance	(1,087)	(1,064)	(1,060)
Effect of adopting IFRS 16	1
Translation adjustment	(17)	(10)	72
Arising on acquisition (note 32)	(6)	(84)	(49)
Disposals	0	3	1
Interest accruals and discount unwinding	(22)	(21)	(24)
Increase/(decrease) in working capital and provisions for liabilities	(28)	89	(4)
Ending balance	€ (1,159)	€ (1,087)	€ (1,064)